NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Schedule of Primary Segments of Loan Portfolio

	June 30, 2016			June 30, 2015
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment
	(Dollars in Thousands)
First mortgage loans:
1 – 4 family dwellings	$49,411	$—	$49,411	$28,620	$—	$28,620
Construction	4,783	—	4,783	3,032	—	3,032
Land acquisition & development	666	—	666	653	—	653
Multi-family dwellings	3,961	—	3,961	6,084	—	6,084
Commercial	1,592	—	1,592	3,395	49	3,346

Consumer Loans
Home equity	802	—	802	1,175	—	1,175
Home equity lines of credit	1,900	—	1,900	1,917	—	1,917
Other	150	—	150	211	—	211

Commercial Loans	1,456	—	1,456	1,251	—	1,251

Obligations (other than securities and leases) of states and political subdivisions	—	—	—	—	—	—

	$64,721	$—	$64,721	$46,338	$49	$46,289

Less: Deferred loan costs	312			129
Allowance for loan losses	(360)			(304)

Total	$64,673			$46,163

Schedule of Impaired Loans

	June 30, 2016	June 30, 2015
	(Dollars in Thousands)
Impaired loans with an allocated allowance:
Home equity lines of credit	$—	$—

Impaired loans without an allocated allowance:
Commercial real estate loans	—	49
Home equity lines of credit	—	—

Total impaired loans	$—	$49

Allocated allowance on impaired loans:
Commercial real estate loans	$—	$—
Home equity lines of credit	—	—

Total	$—	$—

Average impaired loans:
Construction loans	$—	$—
Land acquisition & development loans	—	—
Commercial real estate loans	12	49
Home equity lines of credit	—	107

Total	$12	$156

Income recognized on impaired loans:
Construction loans	$—	$—
Land acquisition & development loans	—	—
Commercial real estate loans	1	3
Home equity lines of credit	—	5

Total	$1	$8

Schedule of Nonaccrual Loans

	June 30, 2016	June 30, 2015
	(Dollars in Thousands)
Principal outstanding:
1 – 4 family dwellings	$254	$260
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	49
Home equity lines of credit	—	—

Total	$254	$309

Average nonaccrual loans:
1 – 4 family dwellings	$257	$289
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	12	49
Home equity lines of credit	—	107

Total	$269	$445

Income that would have been recognized	$17	$25

Interest income recognized	$24	$32

Interest income foregone	$—	$1

Schedule of Recorded Investment and Number of Modifications for Modified Loans

	June 30, 2015
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in Thousands)
Troubled debt restructurings:
Commercial real estate loans	1	$49	$49

Troubled debt restructurings that subsequently defaulted:
Commercial real estate loans	—	$—	$—

Schedule of Loans by Aging Categories

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans
	(Dollars in Thousands)
June 30, 2016
First mortgage loans:
1 – 4 family dwellings	$49,157	$—	$—	$—	$254	$254	$49,411
Construction	4,783	—	—	—	—	—	4,783
Land acquisition & development	666	—	—	—	—	—	666
Multi-family dwellings	3,961	—	—	—	—	—	3,961
Commercial	1,592	—	—	—	—	—	1,592

Consumer Loans
Home equity	802	—	—	—	—	—	802
Home equity lines of credit	1,900	—	—	—	—	—	1,900
Other	150	—	—	—	—	—	150

Commercial Loans	1,456	—	—	—	—	—	1,456

Obligations (other than securities and leases) of states and political subdivisions	—	—	—	—	—	—	—

	$64,467	$—	$—	$—	$254	$254	64,721

Deferred loan costs							312
Allowance for loan losses							(360)

Net Loans Receivable							$64,673

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans
	(Dollars in Thousands)
June 30, 2015
First mortgage loans:
1 – 4 family dwellings	$28,327	$—	$33	$—	$260	$293	$28,620
Construction	3,032	—	—	—	—	—	3,032
Land acquisition & development	653	—	—	—	—	—	653
Multi-family dwellings	6,084	—	—	—	—	—	6,084
Commercial	3,335	11	—	—	49	60	3,395

Consumer Loans
Home equity	1,175	—	—	—	—	—	1,175
Home equity lines of credit	1,917	—	—	—	—	—	1,917
Other	211	—	—	—	—	—	211

Commercial Loans	1,251	—	—	—	—	—	1,251

Obligations (other than securities and leases) of states and political subdivisions	—	—	—	—	—	—	—

	$45,985	$11	$33	$—	$309	$353	46,338

Deferred loan costs							129
Allowance for loan losses							(304)

Net Loans Receivable							$46,163

Schedule of Loans by Internal Classification

	June 30, 2016
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions
	(Dollars in Thousands)
Pass	$4,783	$666	$3,961	$1,592	$1,456	$—
Special Mention	—	—	—	—	—	—
Substandard	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—

Ending Balance	$4,783	$666	$3,961	$1,592	$1,456	$—

	June 30, 2015
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions
	(Dollars in Thousands)
Pass	$3,032	$445	$6,084	$3,346	$1,251	$—
Special Mention	—	—	—	—	—	—
Substandard	—	208	—	49	—	—
Doubtful	—	—	—	—	—	—

Ending Balance	$3,032	$653	$6,084	$3,395	$1,251	$—

Schedule of Performing and Non-Performing Loans

	June 30, 2016
	1 – 4 Family	Consumer
	(Dollars in Thousands)
Performing	$49,157	$2,852
Non-performing	254	—

Total	$49,411	$2,852

	June 30, 2015
	1 – 4 Family	Consumer
	(Dollars in Thousands)
Performing	$28,360	$3,303
Non-performing	260	—

Total	$28,620	$3,303